Common stock (Tables)	12 Months Ended
Mar. 31, 2025
Common Stock
Schedule of Stock by Class
The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025

	(shares)
Balance at beginning of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894
Cancellation of common stock	—	—	25,492,100

Balance at end of fiscal year	2,539,249,894	2,539,249,894	2,513,757,794